Income Taxes - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Deferred tax assets not recognized	$ 21.4	$ 13.5
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	7.7	46.7
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 48.0	$ 24.9